INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 9,894
Cost at end of year	8,868
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(576)	$ (267)
Disposals, intangible assets other than goodwill	0	(1)
Amortization	(173)	(143)
Foreign currency translation	62	(9)
Cost at end of year	$ (687)	$ (418)